Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Risk management and strategy

We have established cybersecurity risk management and control systems to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. The process is in alignment with our strategic objectives and risk appetite. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition. As of the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We have established cybersecurity risk management and control systems to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. The process is in alignment with our strategic objectives and risk appetite. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition. As of the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our Board oversees the Company’s cybersecurity risks management and receives and reviews reports on material cybersecurity risks. The chief executive officer and the chief financial officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. Our chief executive officer and chief financial officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to the Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board oversees the Company’s cybersecurity risks management and receives and reviews reports on material cybersecurity risks. The chief executive officer and the chief financial officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. Our chief executive officer and chief financial officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to the Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The chief executive officer and the chief financial officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. Our chief executive officer and chief financial officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to the Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true